OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2021
Other Accounts Payable
OTHER ACCOUNTS PAYABLE

NOTE 9: OTHER ACCOUNTS PAYABLE

	December 31,
	2021	2020
Employee and payroll accruals	$1,139	$972
Accrued expenses	2,899	2,266
Tax payable	18	—
Liabilities to related parties (1)	236	102
Lease liabilities	500	429

Other accounts payable	$4,792	$3,769

(1)	A current non-interest bearing account.